Note 1 - Summary of Significant Accounting Policies (Details Textual)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2020 USD ($)
Increase (Decrease) in Crude Oil Price				66.00%
Crude Oil Price	$ 23		$ 41	$ 23	$ 51			$ 66
Loss Contingency, Plan to Decrease Expense, Remainder of Fiscal Year					$ 18,000,000.0
Loss Contingency, Decrease in Expense From Scaling Down Operations		$ 20,000,000.0
Loss Contingency, Executive Base Salary Reduction					20.00%
Loss Contingency, Decrease in Board of Director Fees					20.00%
Capital Expenditure Estimate					$ 28,000,000.0
Proceeds From Government Relief Funding			$ 6,900,000		6,923,000	$ 0	$ 0
Leases, Lessee, Rent Expense Relief					4,000,000.0
Foreign Currency Transaction Gain (Loss), before Tax, Total					(1,600,000)	(1,300,000)	(400,000)
Restricted Cash and Cash Equivalents, Current, Total					2,300,000	100,000
Tangible Asset Impairment Charges, Total					0	0	36,553,000
Multi-client Data Library, Capitalized Costs					$ 6,700,000	9,300,000	11,900,000
Multi-client Data Library, Straight-line Amortization Period (Year)					4 years
Multi-client Data Library Impairment Charges					$ 1,167,000	9,072,000	0
Goodwill, Impairment Loss					4,150,000	0	$ 0
Operations Optimization [Member]
Goodwill, Impairment Loss					4,150,000
E and P Technology and Services [Member]
Goodwill, Impairment Loss					0
INOVA Geophysical Equipment Limited [Member]
Equity Method Investment, Ownership Percentage	49.00%			49.00%
Proceeds from Sale of Equity Method Investments	$ 12,000,000.0
Equity Method Investments					0
Minimum [Member]
Capital Expenditure Estimate						35,000,000.0
Maximum [Member]
Capital Expenditure Estimate						50,000,000.0
Second Lien Notes [Member] | Senior Notes [Member]
Long-term Debt, Gross					$ 120,569,000	$ 120,569,000
Debt Instrument, Interest Rate, Stated Percentage					9.125%
Debt Instrument, Percent of Note Holders Supprting Restructuring					92.00%
New Second Lien Notes [Member] | Senior Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Debt Instrument, Convertible, Amount of Cash to be Paid Per $1000					$ 150,000
Debt Instrument, Convertible, Amount of New Debt to be Issued Per $1000					850,000
Debt Instrument, Convertible, Amount of Options to be Issued Per $1000					$ 35,000
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares					$ 2.57
Debt Instrument, Rights Offering Amount to Common Stock Holders					$ 50,000,000.0
Debt Conversion Feature, Conversion Price Premium, Percent					25.00%
Debt Instrument, Convertible, Threshold Trading Days					20
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					175.00%
Debt Instrument, Convertible, Stock Price Trigger (in dollars per share) | $ / shares					$ 5.25
Debt Instrument, Face Amount					$ 151,700,000
Debt Instrument, Convertible, Number of Equity Instruments					50,600,000
Debt Conversion Feature, Converted Instrument, Shares Issued, Percent of Shares Outstanding					77.10%
New Second Lien Notes [Member] | Senior Notes [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares					$ 1.80
New Second Lien Notes [Member] | Senior Notes [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares					$ 3.00